Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 129	$ 193	$ 343	$ 377	$ 2,460	$ 14,732
Operating expenses:
Research and development	2,772	3,837	6,122	7,436	18,105	14,882
Selling, general and administrative	2,748	2,248	4,651	4,807	10,359	10,088
Restructuring	58	260	286	286	3,526	455
Total operating expenses	5,578	6,345	11,059	12,529	31,990	25,425
Loss from operations	(5,449)	(6,152)	(10,716)	(12,152)	(29,530)	(10,693)
Other income (expense):
Interest and other income					244	5
Interest and other expense	0	(544)	0	(1,324)	(2,807)	(538)
Change in fair value liability for price adjustable warrants and subscription investment units	1,864	2,595	3,466	(115)	4,360	2,526
Gain (loss) on settlement of liabilities, net						654
Total other income (expense), net	1,864	2,051	3,466	(1,439)	1,777	2,647
Net loss	$ (3,585)	$ (4,101)	$ (7,250)	$ (13,591)	$ (27,753)	$ (8,046)
Net loss per common share - basic and diluted	$ (0.08)	$ (0.34)	$ (0.19)	$ (1.13)	$ (1.58)	$ (0.86)
Shares used in computing net loss per share - basic and diluted	45,395	12,219	38,282	12,027	17,574	9,364